UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21614

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.1%(1)

Security	Shares	Value
Air Freight & Logistics — 2.8%
FedEx Corp.	65,456	$16,333,890

		$16,333,890

Auto Components — 2.6%
Aptiv PLC	114,246	$9,691,488
Delphi Technologies PLC(2)	113,050	5,931,734

		$15,623,222

Banks — 7.8%
Bank of America Corp.	609,804	$18,001,414
First Republic Bank	72,498	6,281,227
JPMorgan Chase & Co.	207,187	22,156,578

		$46,439,219

Beverages — 1.3%
Constellation Brands, Inc., Class A	32,760	$7,487,953

		$7,487,953

Biotechnology — 3.5%
Celgene Corp.(2)	105,669	$11,027,617
Gilead Sciences, Inc.	134,118	9,608,213

		$20,635,830

Capital Markets — 3.4%
Charles Schwab Corp. (The)	233,123	$11,975,528
Credit Suisse Group AG	464,441	8,283,635

		$20,259,163

Containers & Packaging — 2.9%
International Paper Co.	183,212	$10,615,303
Sealed Air Corp.	127,712	6,296,202

		$16,911,505

Diversified Telecommunication Services — 3.3%
AT&T, Inc.	304,820	$11,851,401
Zayo Group Holdings, Inc.(2)	213,766	7,866,589

		$19,717,990

Electric Utilities — 1.6%
NextEra Energy, Inc.	61,149	$9,550,862

		$9,550,862

Equity Real Estate Investment Trusts (REITs) — 2.2%
Equity Residential	91,208	$5,816,334
Simon Property Group, Inc.	42,002	7,213,424

		$13,029,758

Security	Shares	Value
Food Products — 1.3%
Mondelez International, Inc., Class A	178,270	$7,629,956

		$7,629,956

Health Care Equipment & Supplies — 2.4%
Danaher Corp.	152,098	$14,117,736

		$14,117,736

Health Care Providers & Services — 1.3%
Aetna, Inc.	41,145	$7,422,147

		$7,422,147

Household Products — 1.3%
Colgate-Palmolive Co.	103,868	$7,836,841

		$7,836,841

Industrial Conglomerates — 0.9%
General Electric Co.	302,742	$5,282,848

		$5,282,848

Insurance — 3.3%
American Financial Group, Inc.	84,815	$9,205,820
Chubb, Ltd.	70,870	10,356,233

		$19,562,053

Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc.(2)	13,963	$16,329,310

		$16,329,310

Internet Software & Services — 7.1%
Akamai Technologies, Inc.(2)	111,260	$7,236,351
Alphabet, Inc., Class C(2)	22,925	23,988,720
Facebook, Inc., Class A(2)	26,933	4,752,597
GoDaddy, Inc., Class A(2)	120,307	6,049,036

		$42,026,704

IT Services — 3.3%
Visa, Inc., Class A	171,668	$19,573,585

		$19,573,585

Machinery — 5.3%
Caterpillar, Inc.	105,944	$16,694,656
Fortive Corp.	203,881	14,750,790

		$31,445,446

Media — 1.7%
Walt Disney Co. (The)	95,569	$10,274,623

		$10,274,623

Multi-Utilities — 1.2%
Sempra Energy	68,234	$7,295,579

		$7,295,579

Oil, Gas & Consumable Fuels — 5.8%
Chevron Corp.	101,020	$12,646,694
ConocoPhillips	146,916	8,064,219

Security	Shares	Value
EOG Resources, Inc.	72,628	$7,837,287
Phillips 66	56,664	5,731,564

		$34,279,764

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	52,435	$6,671,829

		$6,671,829

Pharmaceuticals — 6.1%
Johnson & Johnson	157,547	$22,012,467
Zoetis, Inc.	193,436	13,935,129

		$35,947,596

Road & Rail — 2.3%
CSX Corp.	243,481	$13,393,890

		$13,393,890

Semiconductors & Semiconductor Equipment — 3.8%
Intel Corp.	317,367	$14,649,661
QUALCOMM, Inc.	123,552	7,909,799

		$22,559,460

Software — 4.7%
Microsoft Corp.	324,819	$27,785,017

		$27,785,017

Specialty Retail — 3.3%
Home Depot, Inc. (The)	103,958	$19,703,160

		$19,703,160

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	154,389	$26,127,251
Xerox Corp.	154,561	4,505,453

		$30,632,704

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	163,385	$10,219,732

		$10,219,732

Tobacco — 2.8%
Altria Group, Inc.	229,111	$16,360,816

		$16,360,816

Total Common Stocks (identified cost $422,257,220)		$592,340,188

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.50%(3)	1,463,871	$1,463,725

Total Short-Term Investments (identified cost $1,463,857)		$1,463,725

Value
Total Investments — 100.4% (identified cost $423,721,077)	$593,803,913

Total Covered Call Options Written — (0.4)% (premiums received $3,544,435)	$(2,250,968)

Other Assets, Less Liabilities — (0.0)%(4)	$(16,445)

Net Assets — 100.0%	$591,536,500

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at December 31, 2017 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2017 was $18,538

(4)	Amount is less than (0.05)%.

Covered Call Options Written — (0.4)%

Exchange-Traded Options — (0.4)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Akamai Technologies, Inc.	555	$3,609,720	$70	2/16/18	$(73,538)
Alphabet, Inc., Class C	115	12,033,600	1,080	1/26/18	(49,450)
Altria Group, Inc.	1,150	8,212,150	74	1/19/18	(43,700)
Amazon.com, Inc.	70	8,186,290	1,240	1/19/18	(15,680)
American Financial Group, Inc.	425	4,612,950	110	2/16/18	(76,500)
Apple, Inc.	775	13,115,325	180	1/26/18	(35,650)
Aptiv PLC	575	4,877,725	105	1/19/18	(103,500)
AT&T, Inc.	1,520	5,909,760	40	2/2/18	(66,880)
Bank of America Corp.	3,065	9,047,880	30	1/19/18	(127,198)
Caterpillar, Inc.	530	8,351,740	155	1/26/18	(314,025)
Celgene Corp.	530	5,531,080	115	1/19/18	(9,805)
Charles Schwab Corp. (The)	1,165	5,984,605	55	1/19/18	(23,300)
Chevron Corp.	505	6,322,095	130	2/16/18	(54,288)
Chubb, Ltd.	355	5,187,615	160	2/16/18	(6,212)
Colgate-Palmolive Co.	515	3,885,675	78	2/2/18	(39,655)
ConocoPhillips	740	4,061,860	55	1/19/18	(76,220)
Constellation Brands, Inc., Class A	165	3,771,405	230	1/19/18	(90,750)
CSX Corp.	1,225	6,738,725	63	2/16/18	(23,275)
Danaher Corp.	765	7,100,730	95	1/19/18	(24,863)
EOG Resources, Inc.	360	3,884,760	110	2/2/18	(66,600)
Equity Residential	465	2,965,305	73	1/19/18	(1,162)
Estee Lauder Cos., Inc. (The), Class A	230	2,926,520	130	1/19/18	(20,700)
Facebook, Inc., Class A	135	2,382,210	185	1/19/18	(7,290)
FedEx Corp.	325	8,110,050	260	2/16/18	(85,150)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
First Republic Bank	365	$3,162,360	$100	1/19/18	$(6,387)
Fortive Corp.	1,030	7,452,050	75	1/19/18	(20,600)
General Electric Co.	1,510	2,634,950	19	2/2/18	(33,975)
Gilead Sciences, Inc.	660	4,728,240	78	1/19/18	(11,220)
GoDaddy, Inc., Class A	610	3,067,080	55	2/16/18	(36,600)
Home Depot, Inc. (The)	520	9,855,560	190	1/19/18	(129,220)
Intel Corp.	1,620	7,477,920	47	1/19/18	(76,950)
International Paper Co.	925	5,359,450	58	1/19/18	(108,225)
Johnson & Johnson	785	10,968,020	150	1/19/18	(6,280)
JPMorgan Chase & Co.	1,035	11,068,290	110	1/5/18	(10,350)
Microsoft Corp.	1,630	13,943,020	88	1/19/18	(72,535)
Mondelez International, Inc., Class A	805	3,445,400	44	1/19/18	(14,087)
NextEra Energy, Inc.	305	4,763,795	165	1/19/18	(3,812)
NIKE, Inc., Class B	820	5,129,100	68	2/16/18	(25,010)
Phillips 66	280	2,832,200	105	2/2/18	(15,400)
Sealed Air Corp.	640	3,155,200	53	2/16/18	(30,400)
Sempra Energy	350	3,742,200	120	1/19/18	(875)
Simon Property Group, Inc.	210	3,606,540	175	1/19/18	(30,345)
Visa, Inc., Class A	865	9,862,730	116	1/12/18	(45,413)
Walt Disney Co. (The)	415	4,461,665	110	1/19/18	(34,653)
Xerox Corp.	530	1,544,950	31	1/19/18	(2,915)
Zayo Group Holdings, Inc.	1,075	3,956,000	40	3/16/18	(86,000)
Zoetis, Inc.	955	6,879,820	75	1/19/18	(14,325)

Total					$(2,250,968)

At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At December 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $2,250,968.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$72,150,047	$—		$—	$72,150,047
Consumer Staples	45,987,395	—		—	45,987,395
Energy	34,279,764	—		—	34,279,764
Financials	77,976,800	8,283,635		—	86,260,435
Health Care	78,123,309	—		—	78,123,309
Industrials	66,456,074	—		—	66,456,074
Information Technology	142,577,470	—		—	142,577,470
Materials	16,911,505	—		—	16,911,505
Real Estate	13,029,758	—		—	13,029,758
Telecommunication Services	19,717,990	—		—	19,717,990
Utilities	16,846,441	—		—	16,846,441
Total Common Stocks	$584,056,553	$8,283,635	*	$—	$592,340,188
Short-Term Investments	$—	$1,463,725		$—	$1,463,725
Total Investments	$584,056,553	$9,747,360		$—	$593,803,913

Liability Description
Covered Call Options Written	$(2,250,968)	$—		$—	$(2,250,968)
Total	$(2,250,968)	$—		$—	$(2,250,968)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018